Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025 [1]
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	19,500,000	19,500,000
Ordinary shares, shares issued (in Shares)	2,289,253	433,003
Ordinary shares, shares outstanding (in Shares)	2,289,253	433,003
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0003125
Ordinary shares, shares authorized (in Shares)	500,000	500,000
Ordinary shares, shares issued (in Shares)	75,000	75,000
Ordinary shares, shares outstanding (in Shares)	75,000	75,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.